Schedule of Investments
February 29, 2024 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 86.66%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.47%
Carter's, Inc.	5,900	477,605

Beverages - 1.50%
The Coca-Cola Co.	8,100	486,162

Biological Products (No Diagnostic Substances) - 4.08%
Amgen, Inc.	2,920	799,584
Gilead Sciences, Inc.	7,300	526,330

		1,325,914

Biotech & Pharma - 0.27%
Sanofi ADR	1,800	86,130

Computer & Office Equipment - 1.76%
HP, Inc.	20,220	572,833

Crude Petroleum & Natural Gas - 4.30%
Shell PLC ADR	22,200	1,394,826

Drug Manufacturers - Specialty & Generic - 0.20%
Sandoz Group AG ADR (2)	2,060	64,004

Footwear (No Rubber) - 1.08%
Steven Madden Ltd.	8,200	351,124

Leather & Leather Products- 2.21%
Tapestry, Inc.	15,100	717,703

Metal Mining - 2.52%
BHP Group Ltd. ADR (2)	7,400	424,316
Rio Tinto Group PLC ADR (2)	6,100	393,633

		817,949

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.18%
Energizer Holdings, Inc.	13,410	382,856

Motor Vehicle Parts & Accessories - 4.09%
Gentex Corp.	24,820	906,675
Magna International, Inc. Class A	7,670	422,770

		1,329,445

National Commercial Banks - 2.74%
Bank of America Corp.	25,770	889,580

Petroleum Refining - 3.15%
Valero Energy Corp.	7,230	1,022,756

Pharmaceutical Preparations - 12.85%
Bristol Myers Squibb Co.	13,540	687,155
GlaxoSmithKline Pharma Ltd.	23,464	983,142
Novartis AG ADR (2)	10,900	1,100,573
Prestige Consumer Healthcare, Inc. (2)	17,366	1,208,326
Haleon plc ADR (2)	22,580	193,285

		4,172,481

Retail-Apparel and Accessory Stores - 0.71%
Torrid Holdings, Inc. (2)	46,072	231,742

Retail-Catalog & Mail-Order Houses - 1.17%
Amazon.com, Inc. (2)	2,140	378,266

Retail-Family Clothing Stores - 2.20%
Ross Stores, Inc.	4,800	715,008

Retail-Furniture Stores - 0.39%
Haverty Furniture Companies, Inc.	3,700	126,910

Retail-Grocery Stores - 2.23%
The Kroger Co.	14,600	724,306

Security Brokers, Dealers & Flotation Companies - 3.07%
The Charles Schwab Corp.	14,940	997,693

Services-Business Services - 2.06%
eBay, Inc.	14,140	668,539

Services-Computer Programming, Data Processing, Etc. - 7.59%
Alphabet, Inc. Class A (2)	17,800	2,464,588

Services-Medical Laboratories - 1.58%
Quest Diagnostics, Inc.	4,100	512,049

Services - Prepackaged Software - 3.01%
Adobe, Inc. (2)	400	224,112
Check Point Software Technologies Ltd. (Israel) (2)	4,700	753,974

		978,086

Ship & Boat Building & Repairing - 1.62%
Huntington Ingalls Industries, Inc.	1,800	524,916

State Commercial Banks - 4.62%
Bank of New York Mellon Corp. (2)	26,730	1,499,286

Transportation Services - 2.61%
Booking Holdings, Inc. (2)	244	846,395

Wholesale-Drugs Proprietaries & Druggists' Sundries - 9.80%
Cencora, Inc.	6,090	1,434,804
McKesson Corp.	3,350	1,746,724

		3,181,528

Total Common Stock	(Cost $20,625,785)	28,133,963

Money Market Fund - 13.71%

First American Government Obligations Fund Class X, 5.23% (3)	4,450,030	4,450,030

Total Money Market Fund	(Cost $ 4,450,030)	4,450,030

Total Investments - 100.37%	(Cost $ 25,075,815)	32,583,993

Other Assets Less Liabilities- 0.37%		(118,622)

Total Net Assets - 100.00%		32,465,371

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$32,583,993	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$32,583,993	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at February 29, 2024.